Loans and Allowance for Loan Losses (Details 7) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Aging information for the Company's past due and non-accrual loans
Current or Less Than 30 Days Past Due	$ 838,061	$ 808,937
30 - 89 Days Past Due	4,851	6,687
90 Days Past Due And Still Accruing	58	243
Non-Accrual	18,243	23,680
Total	861,213	839,547
Commercial, Financial, and Agricultural
Aging information for the Company's past due and non-accrual loans
Current or Less Than 30 Days Past Due	149,366	139,219
30 - 89 Days Past Due	189	942
90 Days Past Due And Still Accruing	0	0
Non-Accrual	5,279	1,684
Total	154,834	141,845
Real Estate Construction - Residential
Aging information for the Company's past due and non-accrual loans
Current or Less Than 30 Days Past Due	16,352	18,738
30 - 89 Days Past Due	0	66
90 Days Past Due And Still Accruing	0	0
Non-Accrual	1,751	2,204
Total	18,103	21,008
Real Estate Construction - Commercial
Aging information for the Company's past due and non-accrual loans
Current or Less Than 30 Days Past Due	46,670	48,230
30 - 89 Days Past Due	0	595
90 Days Past Due And Still Accruing	56	0
Non-Accrual	2,096	6,251
Total	48,822	55,076
Real Estate Mortgage - Residential
Aging information for the Company's past due and non-accrual loans
Current or Less Than 30 Days Past Due	239,469	217,268
30 - 89 Days Past Due	3,229	4,068
90 Days Past Due And Still Accruing	0	129
Non-Accrual	4,419	4,165
Total	247,117	225,630
Real Estate Mortgage - Commercial
Aging information for the Company's past due and non-accrual loans
Current or Less Than 30 Days Past Due	366,653	365,787
30 - 89 Days Past Due	1,203	725
90 Days Past Due And Still Accruing	0	100
Non-Accrual	4,465	9,074
Total	372,321	375,686
Installment and other consumer
Aging information for the Company's past due and non-accrual loans
Current or Less Than 30 Days Past Due	19,551	19,695
30 - 89 Days Past Due	230	291
90 Days Past Due And Still Accruing	2	14
Non-Accrual	233	302
Total	$ 20,016	$ 20,302